Acquisitions and Business Combinations - Additional Information (Detail) $ in Thousands								1 Months Ended				12 Months Ended
	Jun. 01, 2015 USD ($)	Apr. 24, 2015 USD ($)	Dec. 01, 2014 USD ($) shares	Nov. 26, 2014 shares	Sep. 01, 2014 USD ($) Subsidiary	Jan. 16, 2014 USD ($) shares	Dec. 16, 2013 USD ($)	Jun. 30, 2015 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 Subsidiary	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Gain recognized in connection with acquisition												$ 0	$ 2,392
Shares issued for acquisition | shares				3,830,638
Ownership percentage by third party										49.00%
Number of subsidiary | Subsidiary										2
First Nobilis contributed cash to new entity								$ 2,495				880
Cash payment for acquisition												3,000	460
Formation Of First Nobilis [Member]
Business Acquisition [Line Items]
Ownership interest acquired					51.00%
Ownership percentage by third party					49.00%					49.00%
Number of subsidiary | Subsidiary					2					2
First Nobilis contributed cash to new entity					$ 7,500
Ownership percentage										51.00%
Victory Medical Center Houston Lp Victory [Member]
Business Acquisition [Line Items]
Cash upon closing amount		$ 1,436
Business combination, consideration amount		7,343
Ownership interest acquired									55.00%
Revenues		2,300
Net income		$ (700)
Cash payment for acquisition									$ 1,400
Peak Surgeon Innovations Llc Peak [Member]
Business Acquisition [Line Items]
Cash upon closing amount	$ 850
Business combination, consideration amount	1,500
Ownership interest acquired								100.00%
Revenues	300
Net income	100
Cash payment for acquisition								$ 900
Stock consideration	$ 650							$ 700
Northstar Healthcare Surgery Center - Scottsdale, LLC [Member]
Business Acquisition [Line Items]
Gain recognized in connection with acquisition							$ 2,392				$ 2,392
Costs related to Acquisition transaction													$ 100
Business combination, consideration amount							$ 460
Two imaging centers and one urgent care clinic in Houston [Member]
Business Acquisition [Line Items]
Cash upon closing amount						$ 346
Business combination, consideration amount						860
Stock consideration						$ 514
Two imaging centers and one urgent care clinic in Houston [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares						431,711
Athas [Member]
Business Acquisition [Line Items]
Costs related to Acquisition transaction												$ 100
Cash upon closing amount			$ 3,000
Business combination, consideration amount			31,239
First Nobilis contributed cash to new entity			$ 730
Common stock issued over period			2 years
Revenues			$ 3,400
Net income			1,300
Stock consideration			16,239
Athas [Member] | Promissary Note [Member]
Business Acquisition [Line Items]
Issuance of a promissory note by Nobilis to the sellers			$ 12,000
Athas [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares			6,666,666
Additional shares issued | shares			4,666,666